Reporting Entity - Summary of the Movements in the Financial Statements Due to the Sale and Corresponding Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Cash amount in the company		$ 11,765
Amount of company assets, without cash		35,560
Amount of liabilities in the company		(23,236)
Total net assets of the subsidiary		24,089
Noncontrolling interest		(7,712)	$ (7,674)
GTH/ Nicaraguense de Aviacion participation		16,377
Consideration received in cash		10,890
Loss / gain on sale of subsidiaries		(5,487)
Turbo leasing company Ltd [member]
Disclosure of subsidiaries [line items]
Cash amount in the company		8,876
Amount of company assets, without cash		28,632
Amount of liabilities in the company		(19,507)
Total net assets of the subsidiary		18,001
Noncontrolling interest		(5,769)
GTH/ Nicaraguense de Aviacion participation		12,232
Consideration received in cash		6,425
Loss / gain on sale of subsidiaries		(5,807)
Aerotaxis La Costea SA [member]
Disclosure of subsidiaries [line items]
Cash amount in the company		2,889
Amount of company assets, without cash		6,928
Amount of liabilities in the company		(3,729)
Total net assets of the subsidiary		6,088
Noncontrolling interest		(1,943)
GTH/ Nicaraguense de Aviacion participation		4,145
Consideration received in cash		4,465
Loss / gain on sale of subsidiaries		$ 320
Getcom Intl Investments SL [member]
Disclosure of subsidiaries [line items]
Cash amount in the company			1,764
Amount of company assets, without cash			20,561
Amount of liabilities in the company			(6,980)
Total net assets of the subsidiary			15,345
Noncontrolling interest			(7,674)
GTH/ Nicaraguense de Aviacion participation			7,671
Consideration received in cash			18,000
Part of the consideration consisting of accounts receivable			250
Fair Value of the received consideration			18,250
Loss / gain on sale of subsidiaries			$ 10,579
Avianca Peru S.A. [member]
Disclosure of subsidiaries [line items]
Cash amount in the company	$ 1,778
Amount of company assets, without cash	36,768
Amount of liabilities in the company	(12,325)
Total net assets of the subsidiary	26,221
Loss / gain on sale of subsidiaries	$ 26,221